Long Term Borrowings (Schedule Of Maturities Of Long Term Borrowings) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Long Term Borrowings [Abstract]
2012		$ 94,385
2013		100,555
2014		107,130
2015		114,134
2016		5,868,275
Long-term Debt, Total	$ 6,216,463	$ 6,284,479	$ 16,371,947	$ 16,454,067